UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [    ];     Amendment Number:
This Amendment (Check only one):     [    ] is a restatement.
                                     [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        DST Global Limited
Address:     c/o Tulloch & Co
             4 Hill Street
             London, XO, W1J 5NE, United Kingdom

Form 13F File Number:     028-15428


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philippe Lette
Title:     Director
Phone:     +33 1 40 73 16 00

Signature, Place, and Date of Signing:


/s/Philippe Lette     Paris, France     May 16, 2013
------------------    --------------    ------------
[Signature]           [City, State]     [Date]

Report Type     (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None


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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    nil

Form 13F Information Table Entry Total:                 2

Form 13F Information Table Value Total:          $220,399
                                              (thousands)





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





                                                                  DST Global Limited

                                                                Form 13F Information Table

FORM 13 F
MARCH 31, 2013

COLUMN 1                    COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5            COLUMN 6    COLUMN 7  COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE      SHS OR PRN          INVESTMENT  OTHER
NAME OF ISSUER              TITLE OF CLASS  CUSIP       (X$1000)  AMT         SH/PRN  DISCRETION  MANAGERS  VOTING SOLE
------------------------------------------------------------------------------------------------------------------------------------
FACEBOOK INC.               CL A            30303M102    183152      6885416  SH      SOLE        NONE          6885416
GROUPON INC.                COM CL A        399473107     37247      5429532  SH      SOLE        NONE          5429532
